CONCENTRATION (Schedule of Major Supplier Concentrations) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Purchases from suppliers	$ 115,585,803	$ 117,721,799	$ 100,932,528
Supplier Concentration Risk [Member] | Purchases [Member]
Concentration Risk [Line Items]
Purchases from suppliers	$ 124,416,060	$ 107,096,492	$ 93,049,793
Concentration risk percentage	99.00%	99.00%	92.00%
Supplier Concentration Risk [Member] | Company X (3rd Party) [Member] | Purchases [Member]
Concentration Risk [Line Items]
Purchases from suppliers	$ 93,832,471	$ 82,189,241	$ 61,496,533
Concentration risk percentage	75.00%	76.00%	61.00%
Supplier Concentration Risk [Member] | Company Y (3rd Party) [Member] | Purchases [Member]
Concentration Risk [Line Items]
Purchases from suppliers	$ 30,583,589	$ 24,907,251	$ 31,553,260
Concentration risk percentage	24.00%	23.00%	31.00%